Schedule of Deferred Tax Assets (Details) - USD ($)	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020
Income Tax Disclosure [Abstract]
Non-capital loss carry-forward	$ 652,677	$ 700,271	$ 575,942
Resource properties	90,923	162,835	65,688
Equipment	58,741	66,659	77,488
Others	6,423
Deferred income tax assets	808,764	929,765	719,118
Valuation allowance	(808,764)	(929,765)	(719,118)
Deferred income tax assets